Goodwill and other intangible assets - Intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 302,290		$ 302,290		$ 302,290	$ 286,680
Accumulated Amortization	92,170		92,170		67,191	34,509
Net Carrying Value	210,120		210,120		235,099	252,171
Amortization expense	8,300		25,000	$ 24,500	32,700	30,500
Impairment of goodwill	0	$ 0	0	0	0	0
Impairment of Intangible Assets	0	$ 0	$ 0	$ 0	0	0
Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful Life			8 years
Gross Value	34,320		$ 34,320		34,320	34,300
Accumulated Amortization	12,383		12,383		9,167	4,859
Net Carrying Value	21,937		$ 21,937		$ 25,153	29,441
Weighted-Average Remaining Useful Life			5 years 1 month 6 days		5 years 9 months 18 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Value	214,320		$ 214,320		$ 214,320	206,420
Accumulated Amortization	51,259		51,259		37,564	19,497
Net Carrying Value	163,061		$ 163,061		$ 176,756	$ 186,923
Weighted-Average Remaining Useful Life			9 years		9 years 8 months 12 days
Developed technology
Finite-Lived Intangible Assets [Line Items]
Useful Life			5 years		5 years	5 years
Gross Value	53,560		$ 53,560		$ 53,560	$ 45,960
Accumulated Amortization	28,453		28,453		20,419	10,153
Net Carrying Value	25,107		$ 25,107		$ 33,141	$ 35,807
Weighted-Average Remaining Useful Life			2 years 4 months 24 days		3 years 2 months 12 days
Non-competes
Finite-Lived Intangible Assets [Line Items]
Useful Life			2 years		2 years
Gross Value	90		$ 90		$ 90
Accumulated Amortization	75		75		41
Net Carrying Value	$ 15		$ 15		$ 49
Weighted-Average Remaining Useful Life			3 months 18 days		1 year 1 month 6 days
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life					12 years
Maximum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful Life					8 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life			12 years		12 years	12 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life					1 year
Minimum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful Life					1 year
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life			2 years		2 years	2 years